Accounts Receivable (Details) - Schedule of allowance for doubtful accounts - Accounts Receivable [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period	$ 1,514	$ 696	$ 800
Add: Additions to reserve	3,385	2,126	1,308
Less: Write-offs	(1,785)	(1,151)	(1,066)
Less: Recovery		(157)	(346)
Balance, end of period	$ 3,114	$ 1,514	$ 696